INVENTORY (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,919,468	$ 1,735,046	$ 6,015,148	$ 4,583,337
Reserve inventory write down	366,609	43,337	516,112	15,091
Inventory [member]
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,570,093	$ 1,363,053	$ 5,280,278	$ 3,844,309